                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                    Oppenheimer Rochester Ohio Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
  Amount                                                          Coupon     Maturity       Value
-----------                                                     ---------   ----------   ------------
Municipal Bonds and Notes--114.0%
Ohio--89.1%
$    40,000   Adams County, OH Valley Local School
              District(1)                                         5.250%    12/01/2021   $     40,131
     25,000   Akron, OH Waterworks(1)                             5.625     12/01/2020         25,022
  1,000,000   American Municipal Power, OH (Prairie State
              Energy Campus)(1)                                   5.750     02/15/2039      1,077,370
     35,000   Ashland County, OH Health Care Facilities
              (Good Shepherd Home for the Aged)(1)                6.050     12/15/2019         33,084
      5,000   Athens County, OH Community Mental Health
              (Kevin Coleman Foundation/Mahoning County
              Chemical Obligated Group)(1)                        6.000     03/01/2013          5,036
      5,000   Auglaize County, OH (Lake Pleasant Central
              School)                                             7.000     12/01/2011          5,027
    100,000   Blue Ash, OH Tax Increment Financing (Duke
              Realty)(1)                                          5.000     12/01/2035         78,561
    750,000   Bowling Green, OH Student Hsg. (CFP I-Bowling
              Green State University)(1)                          5.750     06/01/2031        733,020
    500,000   Bowling Green, OH Student Hsg. (CFP I-Bowling
              Green State University)(1)                          6.000     06/01/2045        490,655
  7,885,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                 5.875     06/01/2047      5,654,491
  7,805,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                 6.000     06/01/2042      5,802,861
 53,300,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)                                    7.501(2)  06/01/2052      1,001,507
     25,000   Cambridge, OH Multifamily Hsg. (Cambridge
              Heights)(1)                                         6.150     01/20/2050         26,863
  1,980,000   Centerville, OH Health Care (Bethany Lutheran
              Village)(1)                                         5.750     11/01/2022      1,927,015
    155,000   Cleveland, OH Airport (Continental Airlines)(1)     5.375     09/15/2027        129,334
    240,000   Cleveland, OH Airport (Continental Airlines)(1)     5.700     12/01/2019        217,495
    415,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
              (Ambleside Apartments)(1)                           7.000     06/01/2018        415,029
    190,000   Cleveland-Cuyahoga County, OH Port Authority
              (Cleveland Bottle Supply)(1)                        6.500     11/15/2021        190,494
    665,000   Cleveland-Cuyahoga County, OH Port Authority
              (Fairmount Montessori Association)(1)               5.125     05/15/2025        581,190
    245,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                 5.750     05/15/2020        231,060
    390,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                 5.800     05/15/2027        355,906
  1,055,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                 6.200     05/15/2022      1,054,029
  1,095,000   Columbus-Franklin County, OH Finance
              Authority, Series A(1)                              6.000     05/15/2035      1,119,090
     70,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)               6.700     08/15/2028         65,727
     25,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)               6.800     02/15/2035         23,250


                  1 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
  Amount                                                          Coupon     Maturity       Value
-----------                                                     ---------   ----------   ------------
$    35,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                          5.125%    02/15/2013   $     35,086
     25,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                          5.125     02/15/2015         25,046
     35,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                          5.125     02/15/2017         35,043
    130,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                          5.250     02/15/2019        130,127
     10,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                          5.375     02/15/2012         10,026
     10,000   Cuyahoga County, OH Hospital (W.O. Walker
              Center)(1)                                          5.000     01/01/2023          9,605
  2,040,000   Cuyahoga County, OH Hospital Facilities
              (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)     7.500     01/01/2030      2,061,808
    325,000   Cuyahoga County, OH Multifamily (Allerton
              Apartments)(1)                                      5.400     08/20/2048        330,415
    135,000   Cuyahoga County, OH Utility System (The
              Medical Center Company)(1)                          5.850     08/15/2010        135,527
    425,000   Dayton, OH Airport (James M. Cox)(1)                5.250     12/01/2023        422,153
     20,000   Dayton, OH Airport (James M. Cox)(1)                5.350     12/01/2032         18,950
    130,000   Erie County, OH Hospital Facilities (Firelands
              Regional Medical Center)(1)                         5.500     08/15/2022        130,360
     35,000   Erie County, OH Hospital Facilities (Firelands
              Regional Medical Center)(1)                         5.625     08/15/2032         33,859
     40,000   Finneytown, OH Local School District(1)             5.800     12/01/2024         40,039
     10,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)                 5.250     08/15/2018          9,064
     55,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)                 5.375     08/15/2028         44,980
     15,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)                 5.375     08/15/2028         12,267
      5,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)          5.400     07/01/2010          5,000
    510,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)          5.500     07/01/2011        511,168
     15,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)          5.500     07/01/2017         15,009
    750,000   Franklin County, OH Hospital (Nationwide
              Childrens Hospital)(1)                              5.000     11/01/2034        761,130
    390,000   Franklin County, OH Hospital (Trinity
              Health)(1)                                          5.800     06/01/2016        390,827
     20,000   Franklin County, OH Mtg. (Briggs/Wedgewood
              Assoc.)(1)                                          5.650     11/20/2022         20,104
    170,000   Franklin County, OH Mtg. (Villas at St.
              Therese)(1)                                         5.500     07/01/2021        170,012
     25,000   Franklin County, OH Multifamily Hsg. (Hamilton
              Creek)(1)                                           5.550     07/01/2024         25,013
     40,000   Franklin County, OH Revenue (New Lincoln
              Lodge)(1)                                           6.850     02/01/2035         41,438
    225,000   Glenwillow Village, OH GO(1)                        5.875     12/01/2024        234,173
  3,500,000   Greene County, OH (Greene Town Center)(1)           8.000     12/01/2034      3,633,105


                  2 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
  Amount                                                          Coupon     Maturity       Value
-----------                                                     ---------   ----------   ------------
$   187,500   Greene County, OH Economic Devel. (YMCA)(1)         6.000%    12/01/2023   $    141,182
    750,000   Greene County, OH Hospital Facility (Kettering
              Health Network)(1)                                  5.375     04/01/2034        760,125
     20,000   Greene County, OH University Hsg. (Central
              State University)(1)                                5.000     09/01/2024         13,336
     55,000   Greene County, OH University Hsg. (Central
              State University)(1)                                5.100     09/01/2035         31,948
     55,000   Greene County, OH University Hsg. (Central
              State University)(1)                                5.375     09/01/2022         40,167
     35,000   Greene County, OH University Hsg. (Central
              State University)(1)                                5.625     09/01/2032         22,657
  2,500,000   Grove City, OH Tax Increment Financing(1)           5.375     12/01/2031      1,808,325
     49,000   Heath City, OH School District(1)                   6.375     12/01/2027         49,686
  5,000,000   Hickory Chase, OH Community Authority
              Infrastructure Improvement(1)                       7.000     12/01/2038      3,254,250
  1,775,000   Jeffrey Place, OH New Community Authority
              (Jeffrey Place Redevel.)(1)                         5.000     12/01/2032      1,149,401
    500,000   Lake County, OH Hospital Facilities (Lake
              Hospital System)(1)                                 6.000     08/15/2043        501,105
     15,000   Lake County, OH Sewer District Improvements         6.250     12/01/2014         15,072
     40,000   Lakewood, OH GO                                     5.125     12/01/2017         40,143
     85,000   Lorain County, OH Elderly Hsg. Corp. (Harr
              Plaza)(1)                                           6.375     07/15/2019         84,988
     10,000   Lorain County, OH Health Care Facilities
              (Kendal at Oberlin)(1)                              5.250     02/01/2021          9,912
     10,000   Lorain County, OH Health Care Facilities
              (Kendal at Oberlin)(1)                              5.375     02/01/2012         10,019
     10,000   Lorain County, OH Hospital (Catholic
              Healthcare Partners)(1)                             5.375     10/01/2030         10,108
    500,000   Lorain County, OH Multifamily Hsg. (Kensington
              Square)(1)                                          5.800     07/20/2050        533,205
    200,000   Lorain County, OH Port Authority (Alumalloy
              LLC)(1)                                             6.000     11/15/2025        147,202
     20,000   Lorain, OH GO(1)                                    5.650     12/01/2015         20,406
    100,000   Lucas County, OH Health Care Facilities
              (Sunset Retirement Communities)(1)                  6.550     08/15/2024        100,894
     50,000   Lucas County, OH Hospital (Toledo
              Hospital/Flower Hospital/Promedica Continuing
              Care Services Corp. Obligated Group)(1)             5.375     11/15/2023         50,462
     50,000   Lucas County, OH Hospital (Toledo
              Hospital/Flower Hospital/Promedica Continuing
              Care Services Corp. Obligated Group)(1)             5.625     11/15/2018         50,563
     80,000   Mahoning County, OH Hospital Facilities (Forum
              Health Obligated Group)(1)                          5.000     11/15/2025         61,671
    480,000   Mahoning County, OH Hospital Facilities (Forum
              Health/Trumbull Memorial Hospital/Beeghly Oaks)     6.000     11/15/2032        370,027
    200,000   Mahoning Valley, OH Water Sanitation
              District(1)                                         5.750     11/15/2016        202,778
    170,000   Marblehead, OH GO (Island View Waterline)(1)        5.250     12/01/2026        173,048
     30,000   Mason, OH Health Care Facilities (Mt. Healthy
              Christian Home)(1)                                  6.250     05/20/2022         30,052


                  3 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
  Amount                                                          Coupon     Maturity       Value
-----------                                                     ---------   ----------   ------------
$    45,000   Meigs County, OH Industrial Devel. Revenue
              (Meigs Convalescent)(1)                             8.250%    12/01/2016   $     45,167
    260,000   Middleburg Heights, OH Hospital (Southwest
              General Health Center)(1)                           5.625     08/15/2015        261,180
     50,000   Middleburg Heights, OH Hospital (Southwest
              General Health Center/Southwest Community
              Health System Obligated Group)(1)                   5.625     08/15/2015         50,227
     50,000   Montgomery County, OH (Catholic Health
              Initiatives)(1)                                     6.000     12/01/2019         50,587
    550,000   Montgomery County, OH (Miami Valley
              Hospital)(1)                                        6.250     11/15/2033        581,097
    750,000   Montgomery County, OH (Vindalia Butler City
              School District)(1)                                 5.000     12/01/2038        785,828
     45,000   Montgomery County, OH Multifamily Hsg.
              (Creekside Villas)(1)                               5.950     09/01/2019         45,050
     55,000   Montgomery County, OH Sewer (Greater
              Moraine-Beaver Creek)(1)                            5.600     09/01/2011         55,399
    150,000   Muskingum County, OH Hospital Facilities
              (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
              Obligated Group)(1)                                 5.400     12/01/2016        150,117
     95,000   Muskingum County, OH Hospital Facilities
              (FSCCHM)(1)                                         5.375     02/15/2012         95,212
    325,000   New Carlisle, OH (Twin Creek)(1)                    6.125     11/01/2026        338,179
     30,000   North Canton, OH Health Care Facilities
              (Waterford at St. Luke)(1)                          5.800     11/15/2028         25,345
    500,000   OH Air Quality Devel. Authority (Columbus
              Southern Power)(1)                                  5.800     12/01/2038        526,815
    680,000   OH Air Quality Devel. Authority (Fostoria
              Ethanol)(1)                                         8.500     02/01/2020        490,294
     50,000   OH Air Quality Devel. Authority (Fostoria
              Ethanol)(1)                                        10.000     02/01/2020         37,466
    515,000   OH Air Quality Devel. Authority (JMG
              Funding)(1)                                         5.625     10/01/2022        450,012
    805,000   OH Air Quality Devel. Authority (JMG
              Funding)(1)                                         5.625     01/01/2023        702,226
    680,000   OH Air Quality Devel. Authority (Marion
              Ethanol)(1)                                         8.500     02/01/2020        490,294
    500,000   OH Air Quality Devel. Authority (Ohio Valley
              Electric Corp.)(1)                                  5.625     10/01/2019        534,730
    150,000   OH Economic Devel. (Astro Instrumentation)(1)       5.450     06/01/2022        153,968
     15,000   OH Economic Devel. (Ohio Enterprise Bond
              Fund)(1)                                            5.150     12/01/2017         15,577
     35,000   OH Environmental Facilities (Ford Motor
              Company)(1)                                         5.950     09/01/2029         33,160
    165,000   OH Greater Cincinnati Elderly Hsg. Finance
              Corp. (Cambridge Apartments)(1)                     6.600     08/01/2025        165,254
    190,000   OH HFA(1)                                           5.250     09/01/2030        188,121
  1,000,000   OH HFA(1)                                           5.400     09/01/2033      1,035,980
     10,000   OH HFA (Oakleaf Village)(1)                         5.700     09/01/2026         10,009
    730,000   OH HFA (Palmer Gardens)(1)                          5.400     03/20/2038        744,323
     60,000   OH HFA (Residential Mtg.)(1)                        5.900     09/01/2023         64,856
    100,000   OH HFA (Residential Mtg.)(1)                        6.125     09/01/2028        109,484
    215,000   OH HFA (Residential Mtg.)(1)                        6.200     09/01/2033        225,802
     10,000   OH HFA, Series A-1                                  5.400     09/01/2029         10,006


                  4 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
  Amount                                                          Coupon     Maturity       Value
-----------                                                     ---------   ----------   ------------
$ 1,000,000   OH Higher Education Facility Commission
              (Ashland University)(1)                             6.250%    09/01/2024   $  1,012,650
    500,000   OH Higher Education Facility Commission
              (Kenyon College)(1)                                 5.250     07/01/2044        519,320
  1,000,000   OH Higher Education Facility Commission (Summa
              Health System)(1)                                   5.750     11/15/2040        987,190
    100,000   OH Higher Education Facility Commission
              (Xavier University)(1)                              5.000     05/01/2040        101,390
    500,000   OH Hospital Facility (Cleveland Clinic
              Foundation/Cleveland Clinic Health System-East
              Region Obligated Group)(1)                          5.500     01/01/2034        531,370
    850,000   OH Port Authority of Columbiana Solid Waste
              (A&L Salvage)(3, 4)                                14.500     07/01/2028             --
    100,000   OH Port Authority of Columbiana Solid Waste
              (Liberty Waste Transportation)(1)                   7.125     08/01/2025         85,672
  2,000,000   OH River South Authority (Lazarus Building
              Redevel.)(1)                                        5.750     12/01/2027      1,874,500
     60,000   OH Sewage & Solid Waste Disposal (Anheuser
              Busch)(1)                                           6.000     07/01/2035         60,034
    600,000   OH Solid Waste Disposal (USG Corp.)(1)              5.600     08/01/2032        492,870
    950,000   OH Solid Waste Disposal (USG Corp.)(1)              5.650     03/01/2033        783,779
    215,000   OH Solid Waste Disposal (USG Corp.)(1)              6.050     08/01/2034        185,582
    250,000   OH Western Reserve Port Authority Solid Waste
              Facility (Central Waste)                            6.350     07/01/2027         88,168
    500,000   Orange Village, OH GO(1)                            5.500     12/01/2027        504,520
    390,000   Orange Village, OH GO (Chagrin)(1)                  5.250     12/01/2024        393,619
     50,000   Pike County, OH Hospital Facilities (Pike
              Health Services)                                    6.750     07/01/2017         50,012
    225,000   Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking Infrastructure)(1)        6.400     02/15/2034        145,762
     35,000   Portage County, OH Hospital (Robinson Memorial
              Hospital)(1)                                        5.750     11/15/2019         35,363
     10,000   Ravenna, OH GO(1)                                   6.300     02/01/2013         10,037
     20,000   Richland County, OH GO(1)                           5.400     12/01/2015         20,075
    125,000   Richland County, OH Hospital Facilities
              (Medcentral Health System)(1)                       6.375     11/15/2022        126,945
    175,000   Ross County, OH Hospital (Adena Health
              System)(1)                                          5.750     12/01/2028        181,608
     20,000   Seven Hills, OH GO(1)                               6.250     12/01/2020         20,565
     10,000   Sheffield, OH GO(1)                                 7.250     12/01/2011         10,023
      5,000   Springboro, OH Special Assessment(1)                6.250     12/01/2014          5,113
     20,000   Springboro, OH Special Assessment (Pioneer
              Blvd.)(1)                                           6.350     12/01/2014         20,053
    940,000   Summit County, OH Port Authority(1)                 6.500     05/15/2039        752,940
    580,000   Summit County, OH Port Authority (Twinsburg
              Township)(1)                                        5.125     05/15/2025        504,391
     35,000   Toledo, OH GO(1)                                    6.350     12/01/2025         35,037
     60,000   Toledo, OH Multifamily Hsg. (Commodore
              Perry)(1)                                           5.400     12/01/2023         60,143
     95,000   Toledo, OH Multifamily Hsg. (Commodore
              Perry)(1)                                           5.450     12/01/2028         95,140
      5,000   Toledo, OH Multifamily Hsg. (Hillcrest
              Apartments)(1)                                      5.250     12/01/2018          5,014


                  5 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
  Amount                                                          Coupon     Maturity       Value
-----------                                                     ---------   ----------   ------------
$   130,000   Toledo, OH Multifamily Hsg. (Hillcrest
              Apartments)(1)                                      5.300%    12/01/2028   $    130,031
    270,000   Toledo-Lucas County, OH Port Authority(1)           5.500     05/15/2020        223,514
  2,680,000   Toledo-Lucas County, OH Port Authority
              (Crocker Park)(1)                                   5.375     12/01/2035      2,322,140
  1,030,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                 5.125     11/15/2025        869,567
    200,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                 5.400     05/15/2019        181,552
    955,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                 6.000     11/15/2027        889,659
     70,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                 6.375     11/15/2032         67,430
    700,000   Toledo-Lucas County, OH Port Authority (Town
              Square at Levis Commons)(1)                         5.400     11/01/2036        653,443
  1,500,000   Warren County, OH Port Authority (Corridor 75
              Park)(1)                                            7.500     12/01/2034      1,400,220
     10,000   Warren, OH Waterworks(1)                            5.000     11/01/2022         10,008
                                                                                         ------------
                                                                                           65,175,527
U.S. Possessions--24.9%
    500,000   Guam GO(1)                                          6.750     11/15/2029        537,680
    750,000   Guam GO(1)                                          7.000     11/15/2039        818,055
    250,000   Northern Mariana Islands Commonwealth, Series
              A(1)                                                5.000     06/01/2030        210,025
  1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)           6.000     07/01/2044      1,045,840
    750,000   Puerto Rico Commonwealth GO(1)                      6.500     07/01/2037        829,613
     45,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                              5.250     07/01/2026         46,251
    135,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                              5.250     07/01/2027        138,164
    225,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                              5.250     07/01/2028        230,274
     80,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                              5.250     07/01/2029         81,496
     80,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                              5.250     07/01/2030         81,307
     90,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                              5.250     07/01/2031         91,400
     15,000   Puerto Rico HFC(1)                                  5.100     12/01/2018         15,297
     90,000   Puerto Rico IMEPCF (American Airlines)              6.450     12/01/2025         72,716
    215,000   Puerto Rico Infrastructure (Mepsi Campus)(1)        5.600     10/01/2014        218,601
  1,015,000   Puerto Rico Infrastructure (Mepsi Campus)(1)        6.250     10/01/2024        996,131
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)        6.500     10/01/2037      1,984,193
    580,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                      5.375     02/01/2019        580,713
     15,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)     6.250     07/01/2016         15,068
     75,000   Puerto Rico ITEMECF (San Lucas & Cristo
              Redentor Hospitals)(1)                              5.750     06/01/2029         37,299
  2,085,000   Puerto Rico Port Authority (American
              Airlines), Series A                                 6.250     06/01/2026      1,619,211
     15,000   Puerto Rico Public Buildings Authority(1)           5.125     07/01/2024         15,018
  2,165,000   Puerto Rico Public Buildings Authority(1)           6.750     07/01/2036      2,415,361
    500,000   Puerto Rico Public Buildings Authority(1)           7.000     07/01/2021        555,755
    250,000   Puerto Rico Public Buildings Authority(1)           7.000     07/01/2025        272,685
    525,000   Puerto Rico Sales Tax Financing Corp., Series
              A(1)                                                5.750     08/01/2037        546,830
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series
              A(1)                                                6.500     08/01/2044      1,113,040


                  6 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
  Amount                                                          Coupon     Maturity       Value
-----------                                                     ---------   ----------   ------------
$ 1,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                                0.000%(5) 08/01/2032   $    810,470
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                                5.750     08/01/2057        528,550
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                                6.000     08/01/2042        531,625
     15,000   University of V.I., Series A(1)                     6.000     12/01/2019         15,092
  1,000,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                        4.700     07/01/2022        922,030
    335,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                        6.125     07/01/2022        339,040
     50,000   V.I. Water & Power Authority(1)                     5.300     07/01/2021         49,386
    500,000   V.I. Water & Power Authority, Series A(1)           5.000     07/01/2031        491,692
                                                                                         ------------
                                                                                           18,255,908
Total Investments, at Value (Cost $91,416,210)-114.0%                                      83,431,435
                                                                                         ------------
Liabilities in Excess of Other Assets-(14.0)                                              (10,265,397)
                                                                                         ------------
Net Assets-100.0%                                                                        $ 73,166,038
                                                                                         ============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Issue is in default. See accompanying Notes.

(4.) Non-income producing security.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                               LEVEL 1--        LEVEL 2--           LEVEL 3--
                              UNADJUSTED    OTHER SIGNIFICANT      SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -------------   -----------------   -------------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Ohio                          $--           $65,175,527              $--           $65,175,527
   U.S. Possessions               --            18,255,908               --            18,255,908
                                 ---           -----------              ---           -----------
Total Assets                     $--           $83,431,435              $--           $83,431,435
                                 ===           ===========              ===           ===========


                  7 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC     Bethesda Company Care, Inc.
BCG     Bethesda Care Givers
BHA     Bethesda Hospital Assoc.
BHC     Bethesda Home Care
CSAHS   The Sisters of Charity of St. Augustine Health System
FSCCHM  Franciscan Sisters of Christian Charity Healthcare Ministry.
GO      General Obligation
HFA     Housing Finance Agency
HFC     Housing Finance Corp.
IMEPCF Industrial, Medical and Environmental Pollution Control Facilities ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
PP      Professionals PRN, Inc.
SSNH    Sunny Slope Nursing Home
TASC    Tobacco Settlement Asset-Backed Bonds
UHHS    University Hospitals Health System
V.I.    United States Virgin Islands
YMCA    Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                  8 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of June 30, 2010 is as follows:

Cost                                $971,844
Market Value                        $     --
Market Value as a% of Net Assets           0%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $91,429,205
                                              ===========
Gross unrealized appreciation                 $ 1,687,949
Gross unrealized depreciation                  (9,685,719)
                                              -----------
Net unrealized depreciation                   $(7,997,770)
                                              ===========


                  9 | Oppenheimer Rochester Ohio Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010